Intangible Asset (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Intangible Asset
Cash	$ 300,000
Fair value of 500,000 common shares issued at closing date	475,000
Fair value of promissory note payable due six months after closing date	226,391
Cash payable on or before the Investment Date	375,657
Fair value of 500,000 common shares issuable on or before the Investment Date	475,000
Total consideration paid	1,852,048
Legal fees capitalized in connection with the acquisition of 2661881	58,301
Balance	1,691,575	$ 1,882,609	$ 1,910,349
Amortisation	(143,407)	(191,034)	(27,740)
Balance	$ 1,548,168	$ 1,691,575	$ 1,882,609